ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]	16. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	As at December 31,
	2021	2020
Trade payables	30,100	32,775
Accrued liabilities	25,560	18,972
	55,660	51,747